Financial assets at fair value through other comprehensive income (Table)	12 Months Ended
Dec. 31, 2020
Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Financial assets at fair value through other comprehensive income
	Barclays Bank Group
	2020	2019
	£m	£m
Debt securities and other eligible bills	51,710	44,781
Equity securities	1	1
Loans and advances	191	624
Financial assets at fair value through other comprehensive income	51,902	45,406